Initial Public Offering (Details) - USD ($)							3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 02, 2022	Sep. 15, 2022	Sep. 09, 2022	Sep. 07, 2022	Jun. 28, 2021	Jun. 15, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 06, 2022
Subsidiary, Sale of Stock [Line Items]
Shares outstanding									7,314,578
Common stock, shares outstanding									24,566,386	16,041,464	16,041,464
Share price											$ 0.145
CIK0001848000_LAKESHORE ACQUISITION I CORP
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fees								$ 1,250,000	$ 1,250,000
Percentage of underwriting compensation to the gross IPO proceeds									2.50%
Aggregate deferred underwriting fee payable								$ 1,640,100	$ 1,640,100
Percentage of gross offering proceeds								3.00%	3.00%
Shares outstanding								2,860,883	5,467,000
Public shares elected to redeem				2,606,117
Total redemption value	$ 24,369,280	$ 26,172,069	$ 26,172,069				$ (52,251,672)		$ (52,251,672)
Public shares redeemed	2,380,246	2,606,117	2,606,117
Redemption price per share						$ 10.00
Assets held in trust				$ 357,610				$ 29,144,536
Common stock, shares outstanding	2,109,062			2,860,883				1,628,425	1,628,425
Accretion of carrying value to redemption value						$ 4,198,476			$ 4,198,476
Share price		$ 0.125		$ 0.125		$ 0.125
CIK0001848000_LAKESHORE ACQUISITION I CORP | Note Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Assets held in trust		$ 357,610				$ 357,610
CIK0001848000_LAKESHORE ACQUISITION I CORP | Non redeemable public shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding						2,860,883		2,860,883
CIK0001848000_LAKESHORE ACQUISITION I CORP | IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold						5,000,000
Purchase price, per unit						$ 10.00
Number of shares in a unit						1
Number of warrants in a unit						0.75
Proceeds from issuance initial public offering						$ 50,000,000
Deferred underwriting fees								$ 75,000	$ 75,000
Percentage of underwriting compensation to the gross IPO proceeds								2.50%
Shares outstanding								5,467,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold					467,000			750,000	750,000
Purchase price, per unit					$ 10.00
Maximum number of days available to underwriters to purchase units								45 days	45 days
Proceeds from issuance initial public offering					$ 4,670,000
Deferred underwriting fees								$ 116,750
Shares outstanding									116,750